Note 3 - Significant Accounting Policies and Future Accounting Changes	3 Months Ended
Jan. 31, 2023
Statement Line Items [Line Items]
Disclosure of significant accounting policies [text block]
3.	Significant accounting policies and future accounting changes:

The accounting policies applied by the Bank in these interim Consolidated Financial Statements are the same as those applied by the Bank as at and for the year ended October 31, 2022 and are detailed in note 3 of the Bank’s 2022 audited Consolidated Financial Statements. During the current period, the Bank updated or incorporated the following significant accounting policies:

Derivative instruments:

Derivatives are reported as other assets when they have a positive fair value and as other liabilities when they have a negative fair value. Derivatives may be embedded in other financial instruments. Derivatives embedded in other financial instruments are valued as separate derivatives when: the economic characteristics and risks associated are not clearly and closely related to those of the host contract; the terms of the embedded derivative would meet the definition of a derivative if it was a stand-alone, independent instrument; and the combined contract is not held for trading or designated at fair value through profit or loss. For financial statement disclosure purposes, embedded derivatives are combined with the host contract.

Hedge accounting:

The Bank has elected, as permitted, to apply the hedge accounting requirements of IAS 39. Interest rate swap agreements are entered into for asset liability management (“ALM”) purposes. When hedge accounting criteria are met, derivative contracts are accounted for as described below.

To meet the criteria for hedge accounting, the Bank documents all relationships between hedging instruments and hedged items, how hedge effectiveness is assessed, as well as its risk management objective and strategy for undertaking various hedge transactions.  This process includes linking all derivatives to specific assets or liabilities on the Consolidated Balance Sheet.  The Bank also formally assesses, both at the inception of the hedge and on an ongoing basis, whether the derivatives that are used in hedging transactions are effective in offsetting changes in fair values or cash flows of the hedged items.

There are three main types of hedges: (i) fair value hedges, (ii) cash flow hedges and (iii) net investment hedges.

The Bank has only fair value hedges outstanding. In a fair value hedge, the change in the fair value of the hedging derivative is recognized in non-interest income in the Consolidated Statements of Income and Comprehensive Income. The change in the fair value of the hedged item attributable to the risk hedged is recorded as part of the carrying value of the hedged item (basis adjustment) and is also recognized in non-interest income in the in the Consolidated Statements of Income and Comprehensive Income. The Bank utilizes fair value hedges primarily to convert fixed rate financial assets to floating rate financial assets. The primary financial instruments designated in fair value hedging relationships are loans. If the derivative expires or is sold, terminated, no longer meets the criteria for hedge accounting, or the designation is revoked, hedge accounting is discontinued. Any basis adjustment up to that point made to a hedged item for which the effective interest method is used is amortized to the Consolidated Statements of Income and Comprehensive Income as part of the recalculated effective interest rate of the item over its remaining term. If the hedged item is derecognized, the unamortized fair value is recognized immediately in the Consolidated Statements of Income and Comprehensive Income.

In fair value hedges, ineffectiveness arises to the extent that change in fair value of the hedging items differs from the change in fair value of the hedge risk in the hedged item. Any hedge ineffectiveness is measured and recorded in non-interest income in the Consolidated Statements of Income and Comprehensive Income.

Derivative contracts which do not qualify for hedge accounting are marked-to-market and the resulting net gains or losses are recognized in non-interest income in the Consolidated Statement of Income and Comprehensive Income.